Transactions with Related Parties - Additional Information - Other (Details)		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Combine Marine Ltd. USD ($)	Jun. 30, 2013 Combine Marine Ltd. EUR (€)	Sep. 28, 2012 Maiden Voyage LLC USD ($)	Oct. 19, 2012 OOCAPE1 Holdings LLC USD ($)	Jun. 07, 2013 Product Shipping & Trading S.A. (g) USD ($)
Related Party Transaction [Line Items]
Rent expense per month		$ 3,300	€ 2,500
Daily fixed management fee received per vessel				$ 750	$ 750	$ 130
US Dollar to Euro exchange rate	1.3